N-2	May 16, 2023
Cover [Abstract]
Entity Central Index Key	0000714562
Amendment Flag	false
Securities Act File Number	0-16759
Document Type	8-K
Entity Registrant Name	FIRST FINANCIAL CORPORATION
Entity Address, Address Line One	One First Financial Plaza
Entity Address, City or Town	Terre Haute
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47807
City Area Code	812
Local Phone Number	238-6000
Entity Emerging Growth Company	false